Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	2020	2019
Computer equipment	$484	$366
Software	481	-
Furniture and fixtures	112	131
Leasehold improvements	105	98
Equipment	23	-
Property and equipment, gross	1,207	595
Accumulated depreciation	(456)	(356)
Property and equipment, net	$751	$239